FINANCIAL RISK MANAGEMENT - Impact of a 100 Basis Point Adjustment in the Borrowing Rate and the Impact on Finance Costs (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in interest rate	1.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
+100 Basis Points	$ 1,590	$ 560
-100 Basis Points	$ (1,590)	$ (560)